Note 13 - Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Profit (loss)	$ (12,229,348)	$ (2,801,946)	$ (7,372,225)
Statutory tax rate	28.21%	25.98%	27.74%
Expected income tax recovery	$ (3,450,195)	$ (727,974)	$ (2,044,920)
Deductible and non-deductible items	735,134	(81,243)	201,236
True up of prior year amounts	250,549	634,727	336,254
Change in deferred tax assets not recognized	2,464,512	174,490	1,507,430
Total income tax recovery	$ 0	$ 0	$ 0